Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Ducommun, Inc.
(a)
.................... 7,437 $ 682,345
Huntington Ingalls Industries, Inc. .......... 2,519 811,168
Kratos Defense & Security Solutions, Inc.
(a)
... 4,288 388,493
Leonardo DRS, Inc. ................... 9,899 361,908
Mercury Systems, Inc.
(a)(b)
............... 3,471 268,690
National Presto Industries, Inc. ............ 2,988 319,626
Spirit AeroSystems Holdings, Inc. , Class A
(a)(b)
.. 22,552 827,433
Woodward, Inc. ...................... 1,689 442,704
4,102,367
Automobile Components — 1.4%
Dorman Products, Inc.
(a)
................ 1,761 236,203
Gentex Corp. ....................... 104,854 2,458,826
Lear Corp. ......................... 2,687 281,195
Visteon Corp. ....................... 9,478 1,015,662
3,991,886
Beverages — 0.9%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 4,179 865,011
Coca-Cola Consolidated, Inc. ............. 5,210 679,280
National Beverage Corp.
(a)
............... 14,801 507,230
Primo Brands Corp. , Class A ............. 22,000 483,340
2,534,861
Biotechnology — 6.6%
(a)
ACADIA Pharmaceuticals, Inc. ............ 16,970 385,219
ADMA Biologics, Inc. .................. 8,541 132,215
Alkermes plc ........................ 48,750 1,496,625
Amicus Therapeutics, Inc. ............... 50,480 455,834
Apellis Pharmaceuticals, Inc.
(b)
............ 5,683 122,014
Arbutus Biopharma Corp. ............... 75,175 355,578
ArriVent Biopharma, Inc.
(b)
............... 7,893 147,836
ARS Pharmaceuticals, Inc.
(b)
............. 15,345 137,491
Aurinia Pharmaceuticals, Inc.
(b)
............ 17,037 224,377
BioCryst Pharmaceuticals, Inc.
(b)
........... 17,490 128,027
Dynavax Technologies Corp. ............. 50,535 518,489
Exact Sciences Corp. .................. 6,676 431,870
Exelixis, Inc. ........................ 43,843 1,695,409
Halozyme Therapeutics, Inc. ............. 7,420 483,710
Ideaya Biosciences, Inc. ................ 6,277 199,985
Insmed, Inc. ........................ 1,916 363,274
Ionis Pharmaceuticals, Inc. .............. 41,608 3,091,474
Kiniksa Pharmaceuticals International plc
(b)
... 17,835 660,073
Krystal Biotech, Inc. ................... 3,314 654,548
Mirum Pharmaceuticals, Inc. ............. 12,662 919,894
Protagonist Therapeutics, Inc. ............ 11,055 869,144
Roivant Sciences Ltd. .................. 135,637 2,711,384
Soleno Therapeutics, Inc. ............... 3,744 251,447
Ultragenyx Pharmaceutical, Inc. ........... 7,760 268,496
Vaxcyte, Inc. ........................ 12,423 562,514
Xenon Pharmaceuticals, Inc.
(b)
............ 33,951 1,423,226
Zymeworks, Inc.
(b)
.................... 19,618 374,410
19,064,563
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 3,707 447,843
Building Products — 0.7%
A O Smith Corp. ..................... 31,115 2,053,279
Capital Markets — 0.6%
MarketAxess Holdings, Inc. .............. 10,277 1,644,937
Security
Shares
Shares Value
Chemicals — 0.9%
NewMarket Corp. ..................... 3,171 $ 2,435,011
Sensient Technologies Corp. ............. 2,709 255,432
2,690,443
Commercial Services & Supplies — 2.6%
Brady Corp. , Class A, NVS .............. 23,004 1,746,234
Brink's Co. (The) ..................... 1,739 193,307
Casella Waste Systems, Inc. , Class A
(a)(b)
..... 20,998 1,859,793
CoreCivic, Inc.
(a)
..................... 8,559 158,598
Ennis, Inc. ......................... 12,848 210,707
MSA Safety, Inc. ..................... 6,563 1,030,588
Tetra Tech, Inc. ...................... 47,438 1,517,067
UniFirst Corp. ....................... 5,233 807,714
7,524,008
Communications Equipment — 0.1%
NetScout Systems, Inc.
(a)
............... 10,548 293,234
Consumer Finance — 1.3%
EZCORP, Inc. , Class A, NVS
(a)
............ 27,314 498,481
FirstCash Holdings, Inc. ................ 19,657 3,115,634
3,614,115
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 18,868 1,665,290
Casey's General Stores, Inc. ............. 3,219 1,651,958
Ingles Markets, Inc. , Class A ............. 7,242 500,422
Weis Markets, Inc. .................... 3,055 193,504
4,011,174
Containers & Packaging — 1.4%
AptarGroup, Inc. ..................... 22,825 2,647,928
Graphic Packaging Holding Co. ........... 40,658 650,122
Silgan Holdings, Inc. ................... 12,331 476,223
Sonoco Products Co. .................. 5,119 207,678
3,981,951
Diversified Consumer Services — 2.8%
ADT, Inc. .......................... 66,787 590,397
Adtalem Global Education, Inc.
(a)
.......... 1,152 112,919
Bright Horizons Family Solutions, Inc.
(a)
...... 1,949 212,889
Frontdoor, Inc.
(a)
...................... 4,357 289,435
Grand Canyon Education, Inc.
(a)
........... 4,149 781,257
H&R Block, Inc. ...................... 23,858 1,186,697
Laureate Education, Inc.
(a)
............... 22,159 643,276
Perdoceo Education Corp. ............... 28,227 896,490
Service Corp. International .............. 34,369 2,870,155
Strategic Education, Inc. ................ 1,849 140,487
Stride, Inc.
(a)
........................ 3,294 224,124
7,948,126
Diversified REITs — 0.3%
Alexander & Baldwin, Inc. ............... 38,051 607,675
Essential Properties Realty Trust, Inc. ....... 9,514 284,278
891,953
Diversified Telecommunication Services — 2.5%
Frontier Communications Parent, Inc.
(a)
...... 118,173 4,462,213
IDT Corp. , Class B .................... 9,993 506,245
Liberty Global Ltd. , Class A
(a)
............. 86,689 953,579
Liberty Global Ltd. , Class C, NVS
(a)
......... 75,276 839,327
Shenandoah Telecommunications Co. ....... 24,505 301,902
7,063,266
Electric Utilities — 5.6%
ALLETE, Inc. ....................... 30,475 2,051,882
IDACORP, Inc. ...................... 28,441 3,669,458
MGE Energy, Inc. ..................... 3,667 303,884

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
OGE Energy Corp. .................... 81,555 $ 3,599,838
Pinnacle West Capital Corp. ............. 47,697 4,222,138
Portland General Electric Co. ............. 32,820 1,499,218
TXNM Energy, Inc. .................... 15,600 886,080
16,232,498
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.
(a)
................ 1,408 157,062
Avnet, Inc. ......................... 20,011 969,533
Itron, Inc.
(a)
......................... 2,397 240,491
PC Connection, Inc. ................... 5,113 311,740
TD SYNNEX Corp. .................... 8,557 1,339,085
3,017,911
Entertainment — 2.3%
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
..... 3,437 148,272
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 24,363 992,062
Cinemark Holdings, Inc. ................ 40,440 1,092,284
IMAX Corp.
(a)
....................... 24,006 779,955
Madison Square Garden Sports Corp.
(a)
...... 8,200 1,757,998
Marcus Corp. (The) ................... 12,124 174,586
TKO Group Holdings, Inc. , Class A ......... 9,583 1,805,437
6,750,594
Financial Services — 0.2%
Enact Holdings, Inc. ................... 5,549 198,210
Western Union Co. (The) ............... 32,968 307,592
505,802
Food Products — 5.5%
Calavo Growers, Inc. .................. 8,457 187,830
Cal-Maine Foods, Inc. .................. 14,500 1,273,100
Campbell's Co. (The) .................. 20,500 617,665
Conagra Brands, Inc. .................. 54,338 934,070
Flowers Foods, Inc. ................... 105,194 1,254,964
Fresh Del Monte Produce, Inc. ............ 21,345 754,546
Ingredion, Inc. ....................... 26,258 3,030,436
J & J Snack Foods Corp. ................ 8,181 692,522
Lamb Weston Holdings, Inc. ............. 10,975 677,487
Marzetti Co. (The) .................... 5,716 896,211
Mission Produce, Inc.
(a)
................. 20,690 238,349
Pilgrim's Pride Corp. ................... 24,926 949,680
Post Holdings, Inc.
(a)
................... 23,441 2,436,223
Seaboard Corp. ...................... 68 229,159
Simply Good Foods Co. (The)
(a)
........... 31,691 620,193
Tootsie Roll Industries, Inc. .............. 9,913 349,830
Utz Brands, Inc. , Class A ................ 38,335 403,667
Vital Farms, Inc.
(a)
.................... 7,035 231,100
15,777,032
Gas Utilities — 0.6%
Chesapeake Utilities Corp. .............. 1,986 252,778
National Fuel Gas Co. ................. 2,708 213,688
New Jersey Resources Corp. ............. 15,483 685,897
ONE Gas, Inc. ....................... 4,527 363,020
Spire, Inc. .......................... 3,001 259,287
1,774,670
Ground Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc. .... 22,797 1,028,601
Landstar System, Inc. .................. 18,390 2,361,828
Marten Transport Ltd. .................. 32,003 328,031
Schneider National, Inc. , Class B .......... 29,007 619,879
Werner Enterprises, Inc. ................ 32,433 849,744
5,188,083
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.8%
iRadimed Corp. ...................... 3,152 $ 242,105
Lantheus Holdings, Inc.
(a)
............... 4,916 283,604
LivaNova plc
(a)
....................... 3,340 175,784
Merit Medical Systems, Inc.
(a)
............. 20,208 1,769,008
Penumbra, Inc.
(a)
..................... 2,967 674,607
Teleflex, Inc. ........................ 17,083 2,126,321
5,271,429
Health Care Providers & Services — 6.4%
Addus HomeCare Corp.
(a)
............... 9,686 1,132,196
Alignment Healthcare, Inc.
(a)
............. 42,870 722,788
Chemed Corp. ....................... 7,505 3,236,906
Encompass Health Corp. ............... 29,643 3,374,856
Ensign Group, Inc. (The) ................ 26,399 4,754,460
Fulgent Genetics, Inc.
(a)
................ 10,442 234,423
HealthEquity, Inc.
(a)
.................... 7,430 702,729
Henry Schein, Inc.
(a)
................... 20,549 1,298,697
National HealthCare Corp. ............... 1,397 166,858
OPKO Health, Inc.
(a)
................... 122,820 167,035
Option Care Health, Inc.
(a)
............... 53,030 1,380,371
Premier, Inc. , Class A .................. 43,288 1,217,259
Progyny, Inc.
(a)
....................... 6,949 130,016
18,518,594
Health Care REITs — 5.2%
American Healthcare REIT, Inc. ........... 24,082 1,091,396
CareTrust REIT, Inc. ................... 100,424 3,479,692
Healthcare Realty Trust, Inc. , Class A ....... 84,616 1,499,395
LTC Properties, Inc. ................... 24,057 843,920
National Health Investors, Inc. ............ 12,181 907,606
Omega Healthcare Investors, Inc. .......... 101,872 4,281,680
Sabra Health Care REIT, Inc. ............. 125,112 2,229,496
Sila Realty Trust, Inc. .................. 21,121 500,568
14,833,753
Health Care Technology — 0.5%
Evolent Health, Inc. , Class A
(a)
............ 16,437 109,635
HealthStream, Inc. .................... 12,822 315,421
Waystar Holding Corp.
(a)
................ 27,560 988,026
1,413,082
Hotels, Restaurants & Leisure — 1.9%
Aramark ........................... 18,763 710,742
Choice Hotels International, Inc.
(b)
.......... 3,957 367,843
Churchill Downs, Inc. .................. 10,691 1,060,547
Monarch Casino & Resort, Inc. ............ 1,820 163,927
Planet Fitness, Inc. , Class A
(a)
............ 12,398 1,124,375
Sharplink Gaming, Inc.
(a)(b)
............... 6,726 93,088
Texas Roadhouse, Inc. ................. 10,232 1,673,751
Wendy's Co. (The) .................... 44,384 379,039
5,573,312
Household Products — 0.5%
Reynolds Consumer Products, Inc. ......... 33,191 811,188
WD-40 Co. ......................... 2,754 535,047
1,346,235
Insurance — 9.2%
AMERISAFE, Inc. .................... 9,994 400,559
Axis Capital Holdings Ltd. ............... 22,887 2,143,596
Donegal Group, Inc. , Class A ............. 8,816 165,300
Employers Holdings, Inc. ................ 13,399 510,904
Hamilton Insurance Group Ltd. , Class B
(a)
.... 13,768 325,888
Hanover Insurance Group, Inc. (The) ....... 17,386 2,970,920
HCI Group, Inc. ...................... 3,964 808,696
Horace Mann Educators Corp. ............ 21,929 980,446
Kinsale Capital Group, Inc. .............. 330 131,825

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Mercury General Corp. ................. 6,372 $ 492,556
Old Republic International Corp. ........... 112,755 4,449,312
Palomar Holdings, Inc.
(a)
................ 3,904 445,095
ProAssurance Corp.
(a)
.................. 15,275 365,836
RenaissanceRe Holdings Ltd. ............ 12,396 3,149,700
RLI Corp. .......................... 43,339 2,555,267
Ryan Specialty Holdings, Inc. , Class A ....... 20,288 1,111,782
Safety Insurance Group, Inc. ............. 7,771 534,101
Selective Insurance Group, Inc. ........... 26,190 1,973,155
Skyward Specialty Insurance Group, Inc.
(a)
.... 5,015 228,634
White Mountains Insurance Group Ltd. ...... 1,352 2,574,965
26,318,537
Interactive Media & Services — 0.6%
Grindr, Inc.
(a)(b)
....................... 20,185 279,764
Match Group, Inc. .................... 12,097 391,217
Yelp, Inc.
(a)
......................... 31,195 1,028,811
1,699,792
IT Services — 0.1%
Hackett Group, Inc. (The) ............... 13,036 236,082
Leisure Products — 0.1%
Sturm Ruger & Co., Inc. ................ 8,694 368,713
Machinery — 0.5%
Donaldson Co., Inc. ................... 15,468 1,303,179
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ............ 19,159 326,469
Media — 1.4%
New York Times Co. (The) , Class A ......... 53,132 3,027,993
Paramount Skydance Corp. , Class B, NVS
(b)
.. 56,665 872,074
3,900,067
Metals & Mining — 1.6%
Perpetua Resources Corp.
(a)
............. 8,311 199,713
Royal Gold, Inc. ...................... 25,844 4,517,273
4,716,986
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
AGNC Investment Corp. ................ 260,113 2,601,130
ARMOUR Residential REIT, Inc. ........... 46,063 747,142
Dynex Capital, Inc. .................... 56,371 746,352
Franklin BSP Realty Trust, Inc. ............ 24,251 245,905
Orchid Island Capital, Inc. ............... 60,946 440,640
Two Harbors Investment Corp. ............ 14,864 144,478
4,925,647
Multi-Utilities — 0.7%
Avista Corp. ........................ 16,755 637,528
Northwestern Energy Group, Inc. .......... 25,451 1,518,661
2,156,189
Office REITs — 0.1%
COPT Defense Properties ............... 5,444 153,357
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp. ................ 74,548 1,285,953
CNX Resources Corp.
(a)
................ 16,601 558,790
DT Midstream, Inc. .................... 2,398 262,557
Gulfport Energy Corp.
(a)
................ 2,039 379,274
Hess Midstream LP , Class A ............. 62,595 2,125,100
International Seaways, Inc. .............. 18,430 944,169
Kimbell Royalty Partners LP ............. 33,457 442,971
Par Pacific Holdings, Inc.
(a)
.............. 16,335 653,073
Plains GP Holdings LP , Class A ........... 103,841 1,793,334
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. .................... 11,718 $ 440,128
8,885,349
Pharmaceuticals — 2.0%
ANI Pharmaceuticals, Inc.
(a)
.............. 4,413 399,818
Avadel Pharmaceuticals plc , ADR
(a)
......... 10,754 203,143
Axsome Therapeutics, Inc.
(a)(b)
............ 2,667 360,018
Collegium Pharmaceutical, Inc.
(a)(b)
......... 16,874 607,464
Indivior plc
(a)
........................ 9,072 266,445
Innoviva, Inc.
(a)
...................... 31,329 570,188
Jazz Pharmaceuticals plc
(a)
.............. 4,887 672,647
Pacira BioSciences, Inc.
(a)
............... 7,491 160,157
Perrigo Co. plc ...................... 16,919 350,900
Prestige Consumer Healthcare, Inc.
(a)
....... 25,891 1,568,994
Supernus Pharmaceuticals, Inc.
(a)
.......... 9,247 509,787
Tarsus Pharmaceuticals, Inc.
(a)
............ 2,717 186,957
5,856,518
Professional Services — 6.9%
Barrett Business Services, Inc. ............ 13,453 544,443
CACI International, Inc. , Class A
(a)
......... 4,063 2,284,422
CRA International, Inc. ................. 1,321 251,637
ExlService Holdings, Inc.
(a)
.............. 16,376 640,302
Exponent, Inc. ....................... 11,792 834,992
FTI Consulting, Inc.
(a)
.................. 18,032 2,975,460
Genpact Ltd. ........................ 38,774 1,479,228
Huron Consulting Group, Inc.
(a)
............ 9,071 1,491,635
ICF International, Inc. .................. 9,679 777,030
KBR, Inc. .......................... 25,268 1,082,481
Maximus, Inc. ....................... 29,280 2,433,754
Parsons Corp.
(a)
...................... 18,991 1,578,912
Science Applications International Corp. ..... 11,606 1,087,598
TIC Solutions, Inc.
(a)
................... 15,472 187,675
UL Solutions, Inc. , Class A ............... 16,888 1,315,069
Verra Mobility Corp. , Class A
(a)
............ 42,600 988,746
19,953,384
Real Estate Management & Development — 0.1%
FRP Holdings, Inc.
(a)
................... 6,507 154,216
Residential REITs — 0.1%
Elme Communities .................... 9,385 154,383
Retail REITs — 3.5%
Agree Realty Corp. ................... 60,286 4,401,481
Curbline Properties Corp. ............... 10,068 232,168
Federal Realty Investment Trust ........... 1,910 183,723
Getty Realty Corp. .................... 27,712 760,140
Kite Realty Group Trust ................. 13,722 303,805
NETSTREIT Corp. .................... 43,005 800,753
NNN REIT, Inc. ...................... 48,771 1,973,275
Phillips Edison & Co., Inc. ............... 37,621 1,273,095
9,928,440
Software — 7.1%
A10 Networks, Inc. .................... 37,782 674,031
Alarm.com Holdings, Inc.
(a)
.............. 12,307 605,751
Appfolio, Inc. , Class A
(a)
................ 2,820 717,493
Blackbaud, Inc.
(a)
..................... 20,422 1,307,825
Box, Inc. , Class A
(a)
................... 75,771 2,431,491
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.... 259,993 2,267,139
Clear Secure, Inc. , Class A .............. 16,867 513,937
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
. 47,404 872,708
Daily Journal Corp.
(a)
.................. 433 175,382
Dolby Laboratories, Inc. , Class A .......... 32,280 2,140,810
Dropbox, Inc. , Class A
(a)
................ 56,255 1,631,395
Guidewire Software, Inc.
(a)
............... 6,482 1,514,454

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
I3 Verticals, Inc. , Class A
(a)(b)
............. 12,162 $ 373,981
Informatica, Inc. , Class A
(a)
.............. 25,237 627,644
InterDigital, Inc.
(b)
..................... 5,767 2,087,423
N-able, Inc.
(a)
........................ 39,705 310,890
nCino, Inc.
(a)
........................ 10,495 280,007
Progress Software Corp.
(a)
............... 22,648 965,711
Qualys, Inc.
(a)
....................... 1,299 160,115
Varonis Systems, Inc.
(a)(b)
................ 15,247 537,152
Vertex, Inc. , Class A
(a)(b)
................. 11,126 254,785
20,450,124
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 22,974 230,429
Four Corners Property Trust, Inc. .......... 21,758 514,359
Smartstop Self Storage REIT, Inc. .......... 14,371 493,644
1,238,432
Specialty Retail — 1.0%
Murphy USA, Inc. .................... 5,750 2,059,650
Valvoline, Inc.
(a)
...................... 22,297 736,024
2,795,674
Trading Companies & Distributors — 0.2%
McGrath RentCorp .................... 3,712 398,817
QXO, Inc.
(a)
......................... 10,283 181,701
580,518
Water Utilities — 0.8%
American States Water Co. .............. 13,018 928,314
California Water Service Group ........... 31,338 1,390,780
2,319,094
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc. ........... 3,787 186,017
Total Common Stocks — 99.8%
(Cost: $271,541,783) .............................. 286,668,168
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a)(c)
......... 72,502 $ 12,325
Total Rights — 0.0%
(Cost: $—) ..................................... 12,325
Total Long-Term Investments — 99.8%
(Cost: $271,541,783) .............................. 286,680,493
Short-Term Securities
Money Market Funds — 4.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.27%
(f)
................... 11,007,003 11,012,506
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.05% .................... 436,419 436,419
Total Short-Term Securities — 4.0%
(Cost: $11,442,262) ............................... 11,448,925
Total Investments — 103.8%
(Cost: $282,984,045 ) .............................. 298,129,418
Liabilities in Excess of Other Assets — (3.8)% ............. (10,807,515)
Net Assets — 100.0% ...............................
$ 287,321,903
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,270,725 $ — $ (5,259,295)
(a)
$ 2,573 $ (1,497) $ 11,012,506 11,007,003 $ 115,859
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 501,409 — (64,990)
(a)
— — 436,419 436,419 5,241 —
$ 2,573 $ (1,497) $ 11,448,925 $ 121,100 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 15 12/19/25 $ 540 $ (7,694)
S&P Midcap 400 E-Mini Index ................................................. 1 12/19/25 326 584
$ (7,110)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 286,668,168 $ — $ — $ 286,668,168
Rights ................................................ — — 12,325 12,325
Short-Term Securities
Money Market Funds ...................................... 11,448,925 — — 11,448,925
$ 298,117,093 $ — $ 12,325 $ 298,129,418
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 584 $ — $ — $ 584
Liabilities
Equity contracts ........................................... (7,694) — — (7,694)
$ (7,110) $ — $ — $ (7,110)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust